Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 8,730,000	Taxes	Brazil		Federal Government of Brazil, Tax Authority	Caraiba
#: 2
	5,580,000	Taxes	Brazil		Federal Government of Brazil, Tax Authority	Xavantina
#: 3
	50,000	Royalties	Brazil		Federal Government of Brazil, Tax Authority
#: 4
	7,350,000	Fees	Brazil		Federal Government of Brazil, Department of Mining Production
#: 5
	200,000	Taxes	Brazil		Federal Government of Brazil, National Mining Agency
#: 6
	920,000	Royalties	Brazil	snj:BR-MT	State Government of Mato Grosso, Tax Authority
#: 7
	5,620,000	Royalties	Brazil			Caraiba
#: 8
	2,650,000	Royalties	Brazil			Xavantina
#: 9
	490,000	Fees	Brazil	snj:BR-PA	Municipal Government of Tucuma, City Hall	Tucuma
#: 10
	140,000	Fees	Brazil		Federal Government of Brazil, Department of Mining Production
#: 11
	$ 110,000	Fees	Brazil		Municipal Government of Tucuma, City Hall